Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000237872
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/30/22	$10,000	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000	$10,000
12/23	$11,476	$11,976	$12,567	$12,629
12/24	$13,219	$14,238	$15,646	$15,788
12/25	$15,127	$16,194	$18,373	$18,611

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception
Institutional Shares (Commenced December 30, 2022)	14.43%	14.81%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	17.45%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	22.50%
S&P 500® Index	17.88%	23.03%

Performance Inception Date	Dec. 30, 2022
AssetsNet	$ 8,261,513
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 35,966
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$8,261,513
# of Portfolio Holdings as of Period End	18
Portfolio Turnover Rate for the Period	9%
Total Net Advisory Fees Paid for the Period	$35,966

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	24.0	-	24.0	-24.0
Put Options	69.1	41.5	27.6	13.8
US Equity	99.0	99.0	-	99.0
Cash and Short-term Investments	89.1	71.6	17.4	54.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective July 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on June 30, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of a decrease in the affiliated fund management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the Period as a result of a decrease in the affiliated fund management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237871
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/30/22	$10,000	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000	$10,000
12/23	$11,476	$11,976	$12,567	$12,629
12/24	$13,220	$14,238	$15,646	$15,788
12/25	$15,106	$16,194	$18,373	$18,611

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception
Service Shares (Commenced December 30, 2022)	14.26%	14.75%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	17.45%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	22.50%
S&P 500® Index	17.88%	23.03%

Performance Inception Date	Dec. 30, 2022
AssetsNet	$ 8,261,513
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 35,966
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$8,261,513
# of Portfolio Holdings as of Period End	18
Portfolio Turnover Rate for the Period	9%
Total Net Advisory Fees Paid for the Period	$35,966

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	24.0	-	24.0	-24.0
Put Options	69.1	41.5	27.6	13.8
US Equity	99.0	99.0	-	99.0
Cash and Short-term Investments	89.1	71.6	17.4	54.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective July 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on June 30, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of an elimination of the service fee waiver and a decrease in the affiliated fund management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the Period as a result of an elimination of the service fee waiver and a decrease in the affiliated fund management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237874
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
2/28/23	$10,000	$10,000	$10,000	$10,000
12/23	$11,190	$11,649	$12,130	$12,179
12/24	$12,804	$13,849	$15,102	$15,227
12/25	$14,719	$15,751	$17,734	$17,949

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception
Institutional Shares (Commenced February 28, 2023)	14.96%	14.57%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	17.34%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	22.34%
S&P 500® Index	17.88%	22.86%

Performance Inception Date	Feb. 28, 2023
AssetsNet	$ 9,199,241
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 36,305
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$9,199,241
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$36,305

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	35.0	-	35.0	-35.0
Put Options	24.7	16.7	7.9	8.8
US Equity	98.9	98.9	-	98.9
Cash and Short-term Investments	89.0	73.0	16.1	56.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective September 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on August 31, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of a decrease in the affiliated fund management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the Period as a result of a decrease in the affiliated fund management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
2/28/23	$10,000	$10,000	$10,000	$10,000
12/23	$11,190	$11,649	$12,130	$12,179
12/24	$12,792	$13,849	$15,102	$15,227
12/25	$14,697	$15,751	$17,734	$17,949

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception
Service Shares (Commenced February 28, 2023)	14.89%	14.51%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	17.34%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	22.34%
S&P 500® Index	17.88%	22.86%

Performance Inception Date	Feb. 28, 2023
AssetsNet	$ 9,199,241
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 36,305
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$9,199,241
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$36,305

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	35.0	-	35.0	-35.0
Put Options	24.7	16.7	7.9	8.8
US Equity	98.9	98.9	-	98.9
Cash and Short-term Investments	89.0	73.0	16.1	56.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective September 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on August 31, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of an elimination of the service fee waiver and a decrease in the affiliated fund management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the Period as a result of an elimination of the service fee waiver and a decrease in the affiliated fund management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237876
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
4/28/23	$10,000	$10,000	$10,000	$10,000
12/23	$10,770	$11,210	$11,529	$11,567
12/24	$12,202	$13,327	$14,354	$14,462
12/25	$13,396	$15,157	$16,856	$17,047

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception
Institutional Shares (Commenced April 28, 2023)	9.78%	11.55%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	16.83%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	21.56%
S&P 500® Index	17.88%	22.08%

Performance Inception Date	Apr. 28, 2023
AssetsNet	$ 7,481,782
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 32,399
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$7,481,782
# of Portfolio Holdings as of Period End	20
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$32,399

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	11.6	-	11.6	-11.6
Put Options	67.6	42.4	25.2	17.2
US Equity	101.5	101.5	-	101.5
Cash and Short-term Investments	100.6	76.1	24.6	51.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective May 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on April 30, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of a decrease in the affiliated fund management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the Period as a result of a decrease in the affiliated fund management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237875
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
4/28/23	$10,000	$10,000	$10,000	$10,000
12/23	$10,769	$11,210	$11,529	$11,567
12/24	$12,202	$13,327	$14,354	$14,462
12/25	$13,373	$15,157	$16,856	$17,047

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception
Service Shares (Commenced April 28, 2023)	9.59%	11.48%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	16.83%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	21.56%
S&P 500® Index	17.88%	22.08%

Performance Inception Date	Apr. 28, 2023
AssetsNet	$ 7,481,782
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 32,399
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$7,481,782
# of Portfolio Holdings as of Period End	20
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$32,399

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	11.6	-	11.6	-11.6
Put Options	67.6	42.4	25.2	17.2
US Equity	101.5	101.5	-	101.5
Cash and Short-term Investments	100.6	76.1	24.6	51.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective May 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on April 30, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of an elimination of the service fee waiver and a decrease in the affiliated fund management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the Period as a result of an elimination of the service fee waiver and a decrease in the affiliated fund management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs